25. SHARE CAPITAL (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Stated value	CAD 152,682	CAD 658,735
Common shares [Member]
Disclosure of classes of share capital [line items]
Number of shares	74,252,460	74,252,460
Stated value	CAD 26,580	CAD 340,602
Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares	7,034,444	7,034,444
Stated value	CAD 48,246	CAD 77,995
Non-Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares	38,391,823	38,384,823
Stated value	CAD 77,846	CAD 240,128
Director Voting Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares	1,000	1,000
Stated value	CAD 10	CAD 10